Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Leases [Abstract]
2014	$ 328,000
2015	238,000
2016	52,000
Future minimum lease payments	618,000
Rent expense	$ 300,000	$ 200,000